Share Capital (Details) - Schedule of Outstanding Warrants - Warrants [member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Warrants [Line Items]
Number of warrants Outstanding beginning	19,153,000	19,428,000
Weighted average exercise price Outstanding beginning	$ 4.21	$ 4.16
Number of warrants Granted	25,222,000	25,000
Weighted average exercise price Granted	$ 1.18	$ 3.47
Number of warrants Exercised	(9,270,000)
Weighted average exercise price Exercised	$ 1.18
Number of warrants Expired		(300,000)
Weighted average exercise price Expired		$ 1.19
Number of warrants Outstanding ending	35,105,000	19,153,000
Weighted average exercise price Outstanding ending	$ 2.83	$ 4.21